Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 19, 2021
Entity Registrant Name	FPA NEW INCOME INC
Entity Central Index Key	0000099203
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 19, 2021
Document Effective Date	Apr. 19, 2021
Prospectus Date	Jan. 28, 2021
FPA New Income, Inc. | FPA New Income, Inc.
Prospectus:
Trading Symbol	FPNIX